Fair Value Measurements, Summary of Liabilities Carried at Fair Value (Details) - USD ($) $ in Thousands	Jan. 31, 2023	Aug. 03, 2022	Jan. 31, 2022
Liabilities:
Sponsor earnout shares	$ 2,445
Public Warrants [Member]
Liabilities:
Warrant liabilities	1,400	$ 4,200
Private Warrants [Member]
Liabilities:
Warrant liabilities	1,200	$ 3,700
Level 1 [Member] | Money Market Funds [Member]
Assets:
Cash and cash equivalents	557
Recurring [Member]
Assets:
Total financial assets	557
Liabilities:
Warrant liabilities			$ (10,709)
Sponsor earnout shares	(2,445)
Total financial liabilities	(5,026)		(10,709)
Recurring [Member] | Public Warrants [Member]
Liabilities:
Warrant liabilities	(1,373)
Recurring [Member] | Private Warrants [Member]
Liabilities:
Warrant liabilities	(1,208)
Recurring [Member] | Money Market Funds [Member]
Assets:
Cash and cash equivalents	557
Recurring [Member] | Level 1 [Member]
Assets:
Total financial assets	557
Liabilities:
Warrant liabilities			0
Sponsor earnout shares	0
Total financial liabilities	(1,373)		0
Recurring [Member] | Level 1 [Member] | Public Warrants [Member]
Liabilities:
Warrant liabilities	(1,373)
Recurring [Member] | Level 1 [Member] | Private Warrants [Member]
Liabilities:
Warrant liabilities	0
Recurring [Member] | Level 2 [Member]
Assets:
Total financial assets	0
Liabilities:
Warrant liabilities			0
Sponsor earnout shares	0
Total financial liabilities	(1,208)		0
Recurring [Member] | Level 2 [Member] | Public Warrants [Member]
Liabilities:
Warrant liabilities	0
Recurring [Member] | Level 2 [Member] | Private Warrants [Member]
Liabilities:
Warrant liabilities	(1,208)
Recurring [Member] | Level 2 [Member] | Money Market Funds [Member]
Assets:
Cash and cash equivalents	0
Recurring [Member] | Level 3 [Member]
Assets:
Total financial assets	0
Liabilities:
Warrant liabilities			(10,709)
Sponsor earnout shares	(2,445)
Total financial liabilities	(2,445)		$ (10,709)
Recurring [Member] | Level 3 [Member] | Public Warrants [Member]
Liabilities:
Warrant liabilities	0
Recurring [Member] | Level 3 [Member] | Private Warrants [Member]
Liabilities:
Warrant liabilities	0
Recurring [Member] | Level 3 [Member] | Money Market Funds [Member]
Assets:
Cash and cash equivalents	$ 0